Other current liabilities - Summary of Other Current Liabilities Explanatory (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Current Liabilities [Abstract]
Due to employees	€ 51,847	€ 26,134
VAT and other taxes	28,609	19,993
Accrued expenses	15,319	19,739
Social security institutions	8,683	9,147
Deferred income	3,591	1,624
Other current liabilities	16,307
Total other current liabilities	€ 124,356	€ 76,637